Document and Entity Information	12 Months Ended
Dec. 31, 2017 shares
Document And Entity Information [Abstract]
Document type	20-F
Document period end date	Dec. 31, 2017
Amendment flag	false
Document Fiscal Year Focus	2017
Document Fiscal Period Focus	FY
Entity registrant name	DIANA SHIPPING INC.
Entity central index key	0001318885
Entity current reporting status	Yes
Entity voluntary filers	No
Current fiscal year end date	--12-31
Entity filer category	Accelerated Filer
Entity well known seasoned issuer	No
Entity common stock shares outstanding	106,131,017
Trading Symbol	DSX